Pro Forma Information - Historical MarkWest Utica EMG (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended										12 Months Ended
	Dec. 04, 2015	Dec. 31, 2015	Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016	[1],[2]	Mar. 31, 2016	[1]	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Total revenues and other income			$ 848	$ 838	$ 698		$ 645		$ 369	$ 251	$ 246	$ 235	$ 3,029		$ 1,101		$ 793
Net income attributable to noncontrolling interests													2		1		57
Net loss			$ 133	$ 141	$ 19		$ (60)	[3]	$ 18	$ 41	$ 51	$ 46	233	[4]	156	[4]	121	[4]
MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Total revenues and other income															152		85
Cost of revenue excluding depreciation and amortization															27		48
Depreciation and amortization															61		50
Net income attributable to noncontrolling interests															64		31
Net loss															(5)		(46)
MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Deconsolidation, Date	Dec. 04, 2015
Noncontrolling Owners Accrual of Preference Amount		$ 4											$ 16
EMG Utica, LLC [Member]
Business Acquisition [Line Items]
Noncontrolling Owners Accrual of Preference Amount															$ 41		$ 37

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.